Significant Accounting Policies - Narrative (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Contractual Allowance			$ 3,100,000		$ 2,100,000	$ 1,500,000
Provision for Doubtful Accounts	$ 7,000	$ 4,000	$ 8,000	$ 32,000	33,000	177,000
Impairment of Long-Lived Assets Held-for-use					$ 0	0
Deferred offering costs						$ 47,000
Contractual Allowances Percentage	60.00%	62.00%	60.00%	54.00%	56.00%	33.00%
Accounts Receivable, Net, Current	$ 733,000		$ 733,000		$ 394,000	$ 1,088,000
Allowance for Doubtful Accounts Receivable	10,000		10,000		$ 0
Minimum [Member]
Property, Plant and Equipment, Useful Life					3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life					10 years
Fair Value, Inputs, Level 3 [Member] | Property Available for Operating Lease [Member]
Commitments, Fair Value Disclosure						248,000
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Cash Equivalents, at Carrying Value					$ 10,400,000	0
Money Market Funds [Member] | Alternative Investments Fair Value Disclosure [Member]
Cash Equivalents, at Carrying Value	5,100,000		$ 5,100,000		$ 10,400,000
Customer Concentration Risk [Member]
Number of Major Customers					2
Supplier Concentration Risk [Member]
Number of Major Suppliers			1		1
Sales Returns and Allowances [Member]
Estimated Non-Contracted Revenues Adjustment	$ 6,000	$ (64,000)	$ 229,000	$ (137,000)	$ 193,000	380,000
Sales Returns and Allowances [Member] | Recorded in 2012 [Member]
Estimated Contracted Revenues Adjustment						106,000
Sales Returns and Allowances [Member] | Recorded in 2013 [Member]
Estimated Contracted Revenues Adjustment						274,000
Letter of Credit [Member]
Restricted Cash and Cash Equivalents, Current						$ 50,000
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Number of Major Customers			3
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | UAMS [Member]
Concentration Risk, Percentage	21.00%	35.00%	22.00%	64.00%	54.00%	84.00%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Moffitt Cancer Center [Member]
Concentration Risk, Percentage					10.00%	9.00%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk, Percentage	29.00%	3.00%	27.00%	1.00%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk, Percentage	9.00%	16.00%	11.00%	11.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Number of Major Customers			3		3
Accounts Receivable [Member] | Customer Concentration Risk [Member] | UAMS [Member]
Concentration Risk, Percentage			9.00%		19.00%	42.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Moffitt Cancer Center [Member]
Accounts Receivable, Net, Current					$ 0	$ 0
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Major Customers [Member]
Concentration Risk, Percentage			12.00%		19.00%